CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and notes payable	$ 1,023,913,738	$ 950,184,053
Other payables and accrued liabilities	659,501,859	489,622,793
Payroll and welfare payables	$ 14,191,467	$ 16,431,804
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	113,671,841	108,029,257
Common stock, shares outstanding	113,671,841	108,029,257
Consolidated VIEs without recourse to the primary beneficiary
Accounts payable and notes payable	$ 13,215	$ 13,439
Other payables and accrued liabilities	3,831,970	3,235,911
Payroll and welfare payables	$ 319,565	$ 1,132,120